Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jul. 31, 2022
Entity Registrant Name	SEI ASSET ALLOCATION TRUST
Entity Central Index Key	0001003632
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 31, 2022
Document Effective Date	Jul. 31, 2022
Prospectus Date	Jul. 31, 2022
Class F | SAAT DEFENSIVE STRATEGY ALLOCATION FUND | SAAT DEFENSIVE STRATEGY ALLOCATION FUND - CLASS F
Prospectus:
Trading Symbol	STDAX
Class F | SAAT CONSERVATIVE STRATEGY ALLOCATION FUND | SAAT CONSERVATIVE STRATEGY ALLOCATION FUND - CLASS F
Prospectus:
Trading Symbol	SMGAX
Class F | SAAT MODERATE STRATEGY ALLOCATION FUND | SAAT MODERATE STRATEGY ALLOCATION FUND - CLASS F
Prospectus:
Trading Symbol	SXMAX
Class F | SAAT TAX-MANAGED AGGRESSIVE STRATEGY FUND | SAAT TAX-MANAGED AGGRESSIVE STRATEGY FUND - CLASS F
Prospectus:
Trading Symbol	SISAX
Class F | SAAT CORE MARKET STRATEGY ALLOCATION FUND | SAAT CORE MARKET STRATEGY ALLOCATION FUND - CLASS F
Prospectus:
Trading Symbol	SKTAX
Class F | SAAT MARKET GROWTH STRATEGY ALLOCATION FUND | SAAT MARKET GROWTH STRATEGY ALLOCATION FUND - CLASS F
Prospectus:
Trading Symbol	SGOAX